UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	May 14, 2007

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	71
Form 13F Information Table Value Total: $180,649

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
Abbott Laboratories	COM		002824100	1985	35579	SH		SOLE			35579
Abraxis Bioscience   	COM		00383E106	3703	138624	SH		SOLE			138624
Accenture Ltd		CL A		G1150G111	2239	58098	SH		SOLE			58098
Adobe Sys Inc.		COM		00724F101	4873	116858	SH		SOLE			116858
Aflac Inc		COM		001055102	2131	45288	SH		SOLE			45288
Allied Irish Banks      ADR		019228402	528	8811	SH		SOLE			8811
Amer Intl Group Inc	COM		026874107	1724	25649	SH		SOLE			25649
Anglo Amern PLC		ADR		03485P102	344	13025	SH		SOLE			13025
Aquantive Inc.		COM		03839G105	391	14000	SH		SOLE			14000
Axa SA Each Repstg	ADR		054536107	2623	61578	SH		SOLE			61578
BB&T Corp		COM		054937107	1431	34874	SH		SOLE			34874
Berkley W R Corp	COM		084423102	1549	46779	SH		SOLE			46779
BHP Billiton LTD	ADR		088606108	2328	48052	SH		SOLE			48052
Biomet Inc		COM		090613100	1625	38237	SH		SOLE			38237
Broadcom Corp    	CL A		111320107	5065	157945	SH		SOLE			157945
Business Objects	ADR		12328X107	470	12975	SH		SOLE			12975
Canon Inc Adr New	ADR		138006309	2479	46182	SH		SOLE			46182
China Mobile Hong K	ADR		16941M109	4656	103809	SH		SOLE			103809
Cisco Sys Inc		COM		17275R102	5498	215372	SH		SOLE			215372
Conco Phillips		COM		20825C104	3396	49680	SH		SOLE			49680
Countrywide Financial 	COM		222372104	3675	109245	SH		SOLE			109245
Ctrip.Com Intl Ltd	ADR		22943F100	3479	51942	SH		SOLE			51942
Ecolab Inc		COM		278865100	1534	35682	SH		SOLE			35682
Emerson Electric Co	COM		291011104	1805	41879	SH		SOLE			41879
Encana Corp		COM		292505104	3995	78913	SH		SOLE			78913
Express Scripts Inc	COM		302182100	3974	49235	SH		SOLE			49235
Focus Media Holding	ADR		34415V109	3346	85284	SH		SOLE			85284
General Dynamics	COM		369550108	4655	60932	SH		SOLE			60932
Gilead Sciences Inc	COM		375558103	5138	67026	SH		SOLE			67026
Goldcorp Inc New	COM		380956409	4322	179950	SH		SOLE			179950
Goldman Sachs Group	COM		38141G104	5170	25018	SH		SOLE			25018
Heartland Express	COM		422347104	1775	111802	SH		SOLE			111802
Hsbc Hldgs Plc          ADR		404280406	1638	18657	SH		SOLE			18657
Indymac Bancorp		COM		456607100	4233	132064	SH		SOLE			132064
Infosys Technologie	ADR		456788108	348	6922	SH		SOLE			6922
Intuitive Surgical  	COM		46120E602	5052	41559	SH		SOLE			41559
Itt Inds Inc		COM		450911102	2047	33943	SH		SOLE			33943
Jabil Circuit Inc	COM		466313103	3559	166226	SH		SOLE			166226
Joy Global Inc		COM		481165108	3319	77377	SH		SOLE			77377
Kookmin BK New Spon	ADR		50049M109	2501	27744	SH		SOLE			27744
Kubota Ltd		ADR		501173207	2136	48801	SH		SOLE			48801
Kyocera Corp		ADR		501556203	2427	25782	SH		SOLE			25782
Maxim Integrated Pr	COM		57772K101	3950	134352	SH		SOLE			134352
Mitsubishi Ufj Finl	ADR		606822104	1868	165873	SH		SOLE			165873
Morgan Stanley		COM		617446448	4361	55369	SH		SOLE			55369
Noble Corporation	SHS		G65422100	409	5200	SH		SOLE			5200
Nokia Corp ADR		ADR		654902204	3874	169008	SH		SOLE			169008
Nomura Hldgs Inc Sp	ADR		65535H208	2337	112754	SH		SOLE			112754
Nutri Sys Inc New   	COM		67069D108       4171	79593	SH		SOLE			79593
Oil Sts Intl Inc        COM		678026105	1645	51265	SH		SOLE			51265
Patterson Cos Inc	COM		703395103	1314	37029	SH		SOLE			37029
Pro Shares Ultra QQQ	COM		74347R206       947	11700	SH		SOLE			11700
Qualcomm Inc		COM		747525103	4076	95555	SH		SOLE			95555
Quality Sys Inc		COM		747582104	4599	114970	SH		SOLE			114970
Research in Motion	COM		760975102	6930	50771	SH		SOLE			50771
Rio Tinto Plc		ADR		767204100	364	1600	SH		SOLE			1600
Roper Industries	COM		776696106	238	4340	SH		SOLE			4340
SAP AG 			ADR		803054204	1885	42220	SH		SOLE			42220
Satyam Computer Serv	ADR		804098101	390	17200	SH		SOLE			17200
SGL Carbon AG		ADR		784188203	128	11724	SH		SOLE			11724
Shire Pharmaceutica	COM		82481R106	286	4620	SH		SOLE			4620
SK Telcom Co LTD AD	COM		78440P108	2288	97691	SH		SOLE			97691
Smith & Nephew Plc	ADR		83175M205	2483	39117	SH		SOLE			39117
Stryker Corp		COM		863667101	1927	29057	SH		SOLE			29057
Sysco Corp		COM		871829107	2248	66437	SH		SOLE			66437
Taiwan Semiconductor	ADR		874039100	165	15385	SH		SOLE			15385
TNT N V			ADR		87260W101	3458	75093	SH		SOLE			75093
UBS AG 			ADR		H89231338	471	7926	SH		SOLE			7926
Varian Medical Syst	COM		92220P105	4049	84900	SH		SOLE			84900
Waters Corp		COM		941848103	245	4229	SH		SOLE			4229
Websidestory Inc.	COM		947685103	377	29100	SH		SOLE			29100

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